J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Mid Cap Growth Fund
JPMorgan Diversified Mid Cap Value Fund
(Ultra Shares)
(series of JPMorgan Trust II)

Supplement dated May 28, 2009
to the Prospectus dated November 1, 2008, as supplemented

Effective immediately, Ultra Shares of the JPMorgan Diversified Mid Cap Growth Fund and the JPMorgan Diversified Mid Cap Value Fund are no longer available to investors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-DMCU-LIQ-509